UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

    For the monthly distribution period from March 1, 2006 to March 31, 2006

                    Commission File Number of issuing entity:
                                  333-125485-29

                       GMACM MORTGAGE LOAN TRUST 2006-AR2
                (Exact name of issuing entity as specified in its
                                    charter)

                 Commission File Number of depositor: 333-125485

                    RESIDENTIAL ASSET MORTGAGE PRODUCTS, INC.
                    -----------------------------------------
              (Exact name of depositor as specified in its charter)

                            GMAC MORTGAGE CORPORATION
                            -------------------------
               (Exact name of sponsor as specified in its charter)

                     New York                                       None
------------------------------------------------           ---------------------
 (State or other jurisdiction of incorporation or            (I.R.S. Employer
       organization of the issuing entity)                  Identification No.)

   c/o GMAC Mortgage Corporation, as Servicer
                 100 Witmer Road

                Horsham, PA 19044                                19044
------------------------------------------------        ---------------------
    (Address of principal executive offices of                 (Zip Code)
                 issuing entity)

             (215) 682-1000 (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)


           Title of Class              Registered/reported pursuant to (check        Name of
                                                        one)                        exchange
                                                                                   (If Section
                                                                                     12(b))
                                        Section       Section    Section 15(d)
                                         12(b)         12(g)
Mortgage Pass Through Certificates,
Series 2006-AR2, in the classes
specified herein                       [___]          [___]        [ X ]       _______________



Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.


Yes   X   No __

                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

        The  response  to  Item 1 is set  forth  in part  herein  and in part in
Exhibit 99.1.

        Introductory and explanatory information regarding the material terms, parties and distributions described herein and in Exhibit 99.1 is included in the Prospectus Supplement relating to the GMACM Mortgage Pass-Through Certificates, Series 2006-AR2 (the "Certificates") dated March 27, 2006, and related Prospectus dated February 16, 2006 (collectively, the "Prospectus"), of the GMACM Mortgage Loan Trust 2006-AR2 (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Certificates were offered under the Prospectus: Class 1-A-1, Class 1-A-2, Class 2-A-1, Class 2-A-2, Class 3-A-1, Class 3-A-2, Class 4-A-1, Class 4-A-2, Class 5-A-1A, Class 5-A-1B, Class 5-A-2 and Class R.

        The record date for the distributions made on April 19, 2006 was March 31, 2006. The Servicing Fee paid to the Servicer was $28,903.02 and the aggregate cash flow received with respect to the Mortgage Loans was $7,707,291.84.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Nothing to report.


ITEM 9 - EXHIBITS

        (a) Documents filed as part of this report.

Exhibit 99.1   April 2006 Monthly Statement to Certificateholders

        (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1 Pooling and Servicing Agreement, dated as of March 30, 2006 among Residential Asset Mortgage Products, Inc., as depositor, GMAC Mortgage Corporation, as servicer, and JPMorgan Chase Bank, National Association, as trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on April 13, 2006).

Exhibit 10.2 Mortgage Loan Purchase Agreement (the "Agreement") dated as of March 30, 2006 between GMAC Mortgage Corporation and Residential Asset Mortgage Products, Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on April 13, 2006.)

Exhibit 99.1   April 2006 Monthly Statement to Certificateholders

                                   SIGNATURES




        Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  April 28, 2006



                                    GMACM Mortgage Loan Trust 2006-AR2
                                    (Issuing entity)

                                    By:  GMAC Mortgage Corporation, as Servicer


                                    By:  /s/ Al Gentile
                                    Name:   Al Gentile
                                    Title:  Limited Signing Officer

                   EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS